ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2010	2011
Accrued compensation and employee benefits	€1,039	€642
Due to social security	256	282
Withholding tax due	142	118
Current taxes liabilities	397	580
Other payables	68	88
Total	€1,902	€1,710

Accrued compensation and employee benefits include bonuses, salaries, vacation and deferred compensation due to employees, directors and management. The decrease versus the prior year is mainly due to lower employee incentives.

Current tax liabilities represent amounts due to Italian tax authorities for the Italian Regional Tax on Productive Activities, (“IRAP”) and Corporate tax (“IRES”) and amount due to the Swiss tax authority as minimum tax.

The increase in current tax liabilities is mainly due to the new corporate tax legislation enacted in December 2011 by the Italian Parliament to raise funds for the country’s deficit. The recently enacted corporate tax legislation establishes that net operating losses (“NOLs”) can be carried forward without any time limit, as opposed to what was provided for under the previous regime, and can be offset up to 80% of the taxable income generated in each given fiscal year. We accrued €297 thousand for the 2011 fiscal year.